Fair Value Measurement - Schedule of Effect Adverse Change in Derivative Assets and Liabilities (Details) - Guarantee Derivative Assets or Liabilities - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Weighted average cumulative loss rates	[1]	5.90%	7.40%
Increase by 10%	[2]	¥ 417,725	¥ 544,318
Decrease by 10%	[2]	¥ (417,725)	¥ (544,318)

[1]	Expressed as a percentage of the original principal balance of the loans.
[2]	Expressed as a percentage of the original cumulative loss rates.